Other financial assets - Financing receivables net of allowance for doubtful accounts (Details) - Accumulated impairment - Financing receivables held for operating and non operating purpose - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other financial assets
Financial assets at beginning of period	€ 430	€ 730
Additions	11	279
Deductions	(88)	(596)
Currency translation differences	7	17
Other changes	19
Financial assets at end of period	€ 379	€ 430